Financial assets and liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial debt	$ 702,838	$ 809,978	$ 653,065
Transaction costs to be amortized	(3,536)	(3,590)
Accrued interest and other financial cost	3,563	13,456
Less: Short-term maturities	261,721	283,616	220,289
Long-term Financial debt	441,117	526,362	$ 432,776
Financial Debt 1 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	145,490	109,976
Financial Debt 2 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		25,907
Financial Debt 3 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		60,629
Financial Debt 4 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		41,432
Financial Debt 5 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	55,028	123,038
Financial Debt 6 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	23,191	45,227
Financial Debt 7 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	83,488	74,007
Financial Debt 8 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	39,427	41,812
Financial Debt 9 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	7,323	8,095
Financial Debt 10 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	6,761	7,473
Financial Debt 11 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	55,360	63,732
Financial Debt 12 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	18,996	19,795
Financial Debt 13 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	63,648	71,624
Financial Debt 14 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	34,270	36,473
Financial Debt 15 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	63,192	70,892
Financial Debt 16 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	31,781
Financial Debt 17 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	$ 74,856